LIQUIDITY AND CAPITAL RESOURCES	12 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND CAPITAL RESOURCES

NOTE – 3 LIQUIDITY AND CAPITAL RESOURCES

During the year ended March 31, 2023, the Company incurred the loss from operation of HKD1,354,586 (approximately USD173,665). As of March 31, 2023, the Company improved its liquidity position with the cash balance of HKD530,206 (approximately USD67,975) and generated HKD103,611 (approximately USD13,283) of net cash inflows for the year ended March 31, 2023.

On January 11, 2024, the Company consummated the IPO of 2,449,943 ordinary shares at a price to the public of US$4.00 per share. The aggregate gross proceeds from the Offering amounted to USD9,799,772, prior to deducting underwriting discounts, commissions and offering-related expenses.

As of March 31, 2024, the Company maintained a positive working capital balance of HKD54,144,778 (approximately USD6,941,637). In assessing the liquidity, the Company continues to monitor and analyze the cash and cash equivalents, the ability to generate sufficient revenue in the future, and its operating and capital expenditure commitments. The Company believes that the current cash and cash equivalents and the proceeds from the IPO will be sufficient to meet its working capital needs in the next 12 months from the date the consolidated financial statements were issued.